CONSOLIDATED STATEMENT OF OPERATIONS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Net revenues	¥ 8,812,013	$ 1,241,146	¥ 8,400,631	¥ 9,396,256
Convertible senior notes	1.625%	1.625%
Related Party
Net revenues	¥ 113,288		¥ 133,758	¥ 95,821